Select Balance Sheet Accounts (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Vendor Deposits	$ 290	$ 100
Advanced customer deposit balance	$ 522